LOANS (Details Narrative) $ / shares in Units, ₪ in Thousands, $ in Thousands		12 Months Ended
	Dec. 18, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)
Long term debt		$ 10,839
Short-Term Debt		5,069	$ 678
Consideration received for share issued			58
Proceeds from Issuance of Common Stock			49
Proceeds from short-term loan		3,500
Loan And Stock Subscription Agreement [Member] | Investor [Member]
Debt Instrument, Face Amount	$ 69
Loan And Stock Subscription Agreement [Member] | Investors [Member]
Debt instrument, interest rate, stated percentage	8.00%
Number of share issued | shares	19,715
Sale of Stock, Price Per Share | $ / shares	$ 0.01
Stock Subscription Agreement [Member] | Investor [Member]
Number of share issued | shares	107,143
Sale of Stock, Price Per Share | $ / shares	$ 0.01
Consideration received for share issued	$ 30,000
Stock Subscription Agreement [Member] | Investors [Member]
Number of share issued | shares	107,143
Consideration received for share issued	$ 30
Loan Agreement and Stock Subscription Agreement [Member]
Proceeds from Issuance of Common Stock	109
Proceeds from short-term loan	69
Debt discount after amortization	$ 19
Gix Media [Member]
Debt Instrument, Face Amount		$ 6,000
Long-Term Debt, Term		48 months
Debt instrument description		LIBOR + 4.12%
Short-Term Debt				$ 630	₪ 2,000
Gix Media [Member] | Line of Credit [Member]
Debt instrument, interest rate, stated percentage				4.75%	4.75%
Gix Media [Member] | Financing Agreement [Member]
Line of credit		$ 3,500
Long term debt		$ 6,000
Debt instrument, payment terms		(1) the ratio of debt to EBITDA, based on the Gix Media’s consolidated financial statements in all 4 consecutive quarters, will not exceed 2.4 in the first two years and will not exceed 1.75 in the following two years
Gix Media [Member] | Financing Agreement [Member] | Line of Credit [Member]
Debt instrument description		LIBOR + 3.2%
Debt instrument, interest rate, stated percentage		80.00%
Gix Media [Member] | Financing Agreement [Member] | Maximum [Member]
Line of credit		$ 3,500